Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair value measurements
Schedule of carrying amounts and fair values of financial instruments

	Carrying amount						Fair value
	2019		2018		2017		2019		2018		2017
Assets
Derivative financial instruments	Ps.	136,262	Ps.	62,440	Ps.	497,403	Ps.	136,262	Ps.	62,440	Ps.	497,403

Liabilities
Financial debt		(5,008,509)		(3,506,834)		(3,476,742)		(5,194,316)		(3,515,550)		(3,481,741)
Derivative financial instruments		—		(122,948)		—		—		(122,948)		—
Total	Ps.	(4,872,247)	Ps.	(3,567,342)	Ps.	(2,979,339)	Ps.	(5,058,054)	Ps.	(3,576,058)	Ps.	(2,984,338)

The following table summarizes the fair value measurements at December 31, 2019:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Zero-Cost collar options contracts*	Ps.	—	Ps.	133,567	Ps.	—	Ps.	133,567
Interest rate Caps		—		2,695		—		2,695
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(5,194,316)		—		(5,194,316)
Net	Ps.	—	Ps.	(5,058,054)	Ps.	—	Ps.	(5,058,054)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the fair value measurements at December 31, 2018:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Asian call options contracts*	Ps.	—	Ps.	48,199	Ps.	—	Ps.	48,199
Foreign currency forward		—		14,241		—		14,241
Liabilities
Derivatives financial instruments:
Jet fuel Asian Zero-Cost collars options contracts*		—		(122,948)		—		(122,948)
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(3,515,550)		—		(3,515,550)
Net	Ps.	—	Ps.	(3,576,058)	Ps.	—	Ps.	(3,576,058)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the fair value measurements at December 31, 2017:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Asian call options contracts*	Ps.	—	Ps.	497,403	Ps.	—	Ps.	497,403
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(3,481,741)		—		(3,481,741)
Net	Ps.	—	Ps.	(2,984,338)	Ps.	—	Ps.	(2,984,338)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

Schedule of (loss) gain on derivatives recognized in consolidated statements of operations and comprehensive income

Instrument	Financial statements line	2019		2018		2017
Jet fuel Asian call options contracts	Fuel	Ps.	(61,069)	Ps.	402,493	Ps.	(26,980)
Jet fuel Zero-Cost collars contracts	Fuel		(9,477)		—		—
Foreign currency forward	Aircraft and engine rent expenses		4,199		52,516		(11,290)
Interest rate swap contracts	Aircraft and engine rent expenses		—		—		(13,827)
Interest rate cap	Finance cost		(1,282)		—		—
Total		Ps.	(67,629)	Ps.	455,009	Ps.	(52,097)

The following table summarizes the net gain (loss) on CFH before taxes recognized in the consolidated statements of comprehensive income for the years ended December 31, 2019, 2018 and 2017:

Consolidated statements of other comprehensive  gain (loss) income

	Financial
Instrument	statements line	2019		2018		2017
Jet fuel Asian call options contracts	OCI	Ps.	11,148	Ps.	(174,984)	Ps.	(54,202)
Jet fuel Zero cost collars	OCI		256,515		(122,948)		—
Interest rate swap contracts	OCI		—		—		14,144
Foreign currency contracts	OCI		(14,241)		14,241		(2,090)
Interest rate cap	OCI		(4,023)		—		—
Non derivative financial instruments	OCI		14,096		—		—
Total		Ps.	263,495	Ps.	(283,691)	Ps.	(42,148)